Parent Only Financial Information - Schedule of Condensed Statement of Comprehensive (Loss) Income (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Revenue			¥ 7,054
General and administrative expenses	(62,897)	(8,994)	(123,062)	(11,625)
Operating loss	(62,897)	(8,994)	(116,008)	(11,625)
Equity in income (loss) of subsidiaries	1,781,746	254,786	(471,086)	20,415
Foreign currency exchange gains	40	6	620	106
Interest (expense) income			(68)	30
Income (Loss) before income taxes	1,718,889	245,798	(586,542)	8,926
Income tax expense
Net income (loss)	1,718,889	245,798	(586,542)	8,926
Other comprehensive (loss) income
Foreign currency translation adjustment	582	83	6,050	(1,448)
Comprehensive income (loss)	¥ 1,719,471	$ 245,881	¥ (580,492)	¥ 7,478